Provisions - Summary of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Provisions [Line Items]
Beginning balance	$ 40,786	$ 49,747
Additions through business combinations	338	1,424
Provisions made during the year	58,219	63,230
Provisions used during the year	(36,499)	(65,205)
Provisions reversed during the year	(9,972)	(9,548)
Unwind of discount on long-term provisions	1,012	326
Business disposal	(47)
Effect of movements in exchange rates	418	812
Ending balance	54,255	40,786
Current provisions	17,452	18,264	[1]	$ 18,372
Non-current provisions	36,803	22,522		31,375
Self Insurance
Provisions [Line Items]
Beginning balance	39,188	36,757
Additions through business combinations		508
Provisions made during the year	48,534	58,030
Provisions used during the year	(32,439)	(47,977)
Provisions reversed during the year	(8,795)	(9,127)
Unwind of discount on long-term provisions	1,012	326
Business disposal	(47)
Effect of movements in exchange rates	280	671
Ending balance	47,733	39,188
Current provisions	14,040	16,909		15,951
Non-current provisions	33,693	22,279		20,805
Other
Provisions [Line Items]
Beginning balance	1,598	12,990
Additions through business combinations	338	916
Provisions made during the year	9,685	5,200
Provisions used during the year	(4,060)	(17,228)
Provisions reversed during the year	(1,177)	(421)
Effect of movements in exchange rates	138	141
Ending balance	6,522	1,598
Current provisions	3,412	1,355		2,421
Non-current provisions	$ 3,110	$ 243		$ 10,570

[1]	Recasted for change in presentation currency (see note 2c))